GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Jun. 30, 2023
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 7 – GENERAL AND ADMINISTRATIVE EXPENSES

	Six Months Ended
	June 30, 2023	June 30, 2022
	US$ in thousands	US$ in thousands
Transaction cost	7,792	-
Advertising, Public and Investors Relations	1,526	-
Share based compensation	1,805	82
Professional services	718	545
Wages and salaries related	664	429
Travel expenses	379	4
Insurance	329	19
Office and maintenance	37	80
Depreciation and amortization	15	15
Others	86	26
Total	13,350	1,200